Defined benefit plans (Detail 6) $ in Millions		12 Months Ended
		Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($) yr
Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		14.9	14.5
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 1,232	$ 1,153
Benefits expected to be paid between 1 and 3 years		2,483	2,356
Benefits expected to be paid between 3 and 6 years		3,670	3,554
Benefits expected to be paid between 6 and 11 years		5,761	5,643
Benefits expected to be paid between 11 and 16 years		5,070	5,142
Benefits expected to be paid in more than 16 years		$ 15,517	$ 16,792
UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		20.2	19.5
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 93	$ 82
Benefits expected to be paid between 1 and 3 years		209	187
Benefits expected to be paid between 3 and 6 years		384	345
Benefits expected to be paid between 6 and 11 years		748	701
Benefits expected to be paid between 11 and 16 years		807	770
Benefits expected to be paid in more than 16 years		$ 3,913	$ 3,927
US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr	[1]	10.1	9.8
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	[1]	$ 121	$ 108
Benefits expected to be paid between 1 and 3 years	[1]	228	216
Benefits expected to be paid between 3 and 6 years	[1]	346	336
Benefits expected to be paid between 6 and 11 years	[1]	548	566
Benefits expected to be paid between 11 and 16 years	[1]	455	494
Benefits expected to be paid in more than 16 years	[1]	$ 721	$ 798
UBS AG | Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		15.2	14.5
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 687	$ 704
Benefits expected to be paid between 1 and 3 years		1,383	1,439
Benefits expected to be paid between 3 and 6 years		2,048	2,170
Benefits expected to be paid between 6 and 11 years		3,232	3,446
Benefits expected to be paid between 11 and 16 years		2,899	3,140
Benefits expected to be paid in more than 16 years		$ 9,136	$ 10,253
UBS AG | UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr		20.2	19.5
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months		$ 93	$ 82
Benefits expected to be paid between 1 and 3 years		209	187
Benefits expected to be paid between 3 and 6 years		384	345
Benefits expected to be paid between 6 and 11 years		748	701
Benefits expected to be paid between 11 and 16 years		807	770
Benefits expected to be paid in more than 16 years		$ 3,913	$ 3,927
UBS AG | US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Duration of the defined benefit obligation (in years) | yr	[1]	10.1	9.8
Maturity analysis of benefits expected to be paid
Benefits expected to be paid within 12 months	[1]	$ 121	$ 108
Benefits expected to be paid between 1 and 3 years	[1]	228	216
Benefits expected to be paid between 3 and 6 years	[1]	346	336
Benefits expected to be paid between 6 and 11 years	[1]	548	566
Benefits expected to be paid between 11 and 16 years	[1]	455	494
Benefits expected to be paid in more than 16 years	[1]	$ 721	$ 798

[1]	The duration of the defined benefit obligation represents a weighted average across US and German plans.